National Integrity AdvantEdge

December 17, 2013

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549

RE:                           Separate Account I of National Integrity Life Insurance Company

Registration Nos. 033-56658 and 811-04846

AdvantEdge Prospectus and Statement of Additional Information

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Registrant’s Post-Effective Amendment number 40 to its Registration Statement number 033-56658 on Form N-4, which was filed electronically on December 12, 2013.

Sincerely,

/s/ Rhonda S. Malone

Rhonda S. Malone
Counsel – Securities
Western & Southern Financial Group, Inc.
400 Broadway
Cincinnati, OH 45202
Phone: 513-629-1854